Interest Income - Summary of Interest Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost
For cash and bank deposits	$ 260,610	$ 42,687	$ 32,838
For government securities	7,202,845	1,340,065
For debt securities	1,427,062	348,004	436,258
For loans and other financing
Non financial public sector			10,025
Financial sector	2,072,660	2,197,293	1,251,873
Non financial private sector
Overdrafts	16,100,277	10,106,400	6,802,541
Documents	5,578,114	6,166,140	4,657,787
Mortgage loans	8,103,107	7,679,158	2,617,392
Pledge loans	628,394	1,104,655	1,262,389
Personal loans	29,990,766	38,887,756	35,795,597
Credit cards	13,206,022	13,057,582	11,146,464
Leases	181,747	303,456	265,118
Other	6,068,720	8,368,521	6,718,872
For repo transactions
Central Bank of Argentina	406,144	49,333	1,626,655
Other financial institutions	2,878,851	642,703	95,088
Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost	94,105,319	90,293,753	72,718,897
Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through other comprehensive income
Debt government Securities	57,461,321	29,920,506	13,745,675
Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through other comprehensive income	57,461,321	29,920,506	13,745,675
Total	$ 151,566,640	$ 120,214,259	$ 86,464,572